Contingencies, Commitments and Responsibilities - Schedule of Performance Bond (Detail)	12 Months Ended
Dec. 31, 2018
Itau Chile [member]
Disclosure of subsidiaries [line items]
From	Apr. 22, 2018
To	Apr. 22, 2019
Amount (UF)	16000
Beneficiary	Bolsa Electrónica de Chile
Mapfre Compania De Seguros SA [member]
Disclosure of subsidiaries [line items]
From	Apr. 22, 2018
To	Apr. 22, 2019
Amount (UF)	4000
Beneficiary	Bolsa de Comercio de Santiago
Itau chile1 [member]
Disclosure of subsidiaries [line items]
From	Jun. 21, 2018
To	Jun. 21, 2019
Amount (UF)	10000
Beneficiary	Itaú Chile